INVESTMENTS IN COMPANIES AND ASSOCIATES (Schedule of Equity Method Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Accumulated net income	$ (1,059)	$ (2,079)	$ (2,321)
Two Penn Center Plaza [Member]
Schedule of Equity Method Investments [Line Items]
Invested in equity	4,025	4,025
Distributions	(4,006)	(1,794)
Accumulated net income	1,979	1,110
Total investment	1,998	3,341
300 South Riverside Plaza [Member]
Schedule of Equity Method Investments [Line Items]
Invested in equity	13,142	13,142
Accumulated net income	(13,142)	(11,214)
Total investment	$ 0	$ 1,928